PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized actuarial (losses) gains	$ (4)	$ (6)	$ (6)
Unrecognized prior service credits	20	23	23
U.S. Plan | Pension Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized actuarial (losses) gains	(18)	(26)	(24)
Unrecognized prior service credits	0	0	0
Non-U.S. Plans | Pension Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized actuarial (losses) gains	(56)	(61)	(40)
Unrecognized prior service credits	$ 29	$ 26	$ 24